Oct. 31, 2017
SPDR® Series Trust

Supplement Dated October 31, 2017 to the Prospectus and Summary Prospectuses, each dated October 31, 2017

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

(each, a “Fund” and collectively, the “Funds”)

Effective November 16, 2017 (the “Effective Date”), each Fund’s benchmark index will change. Accordingly, as of the Effective Date:

1.	All references to each Fund’s benchmark index (except for the benchmark index in each Average Annual Total Return Table) are deleted and replaced as follows:

	Current Benchmark Index	New Benchmark Index
SPDR Portfolio Total Stock Market ETF	Russell 3000 Index	SSGA Total Stock Market Index
SPDR Portfolio Large Cap ETF	Russell 1000 Index	SSGA Large Cap Index
SPDR Portfolio Small Cap ETF	Russell 2000 Index	SSGA Small Cap Index

2.	The second, third and fourth paragraphs within the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” for the SPDR Portfolio Total Stock Market ETF in the Prospectus and Summary Prospectus are replaced with the following:

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). Futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to measure the performance of the broad market segment of the U.S. equity market. The investible universe comprises all equity securities listed on major U.S. exchanges that are issued by companies either incorporated or headquartered in the U.S. and meet the following criteria as of the Index rebalance determination date: (i) a share price of at least $1.00, but not greater than $10,000; (ii) issued by a company with a total market capitalization of at least $100 million; and (iii) a free float ratio of at least 25%.    Additionally, securities included in the investible universe must meet the following minimum liquidity requirements during the six months leading up to the rebalance determination date: (i) the sum of the monthly median traded value divided by the month end security level free-float market capitalization is at least 10%; and (ii) the number of active trading days divided by the number of available trading days is at least 90%. The Index includes all securities in the investible universe. The Index is constructed to provide a comprehensive and unbiased barometer for the broad market segment of the U.S. equity market and is reconstituted semi-annually to ensure continued appropriate representation.

The Index is weighted by float-adjusted market capitalization at each semi-annual rebalance. The Index rebalance date is the last business day in April and October. As of September 30, 2017 a significant portion of the Index comprised companies in the technology and financial sectors, although this may change from time to time. As of September 30, 2017, the Index comprised 2,826 securities.

The Index was created and is sponsored by State Street Global Advisors (the “Index Provider” or “SSGA”), an affiliate of the Fund and of SSGA FM, the Fund’s Adviser. The Index Provider establishes and maintains rules which are used to determine the composition of the Index and relative weightings of the securities in the Index.

3.	The section entitled “PRINCIPAL RISKS OF INVESTING IN THE FUND” for the SPDR Portfolio Total Stock Market ETF in the Prospectus and Summary Prospectus is updated to add the following principal risks:

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

4.	The second, third and fourth paragraphs within the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” for the SPDR Portfolio Large Cap ETF in the Prospectus and Summary Prospectus are replaced with the following:

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). Futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to measure the performance of the large-capitalization segment of the U.S. equity market. The investible universe of the Index comprises all equity securities listed on major U.S. exchanges that are listed by companies either incorporated or headquartered in the U.S. and meet the following criteria as of the Index rebalance determination date: (i) a share price of at least $1.00, but not greater than $10,000; (ii) issued by a company with a total market capitalization of at least $100 million; and (iii) a free float ratio of at least 25%. Additionally, securities included in the investible universe of the Index must meet the following minimum liquidity requirements during the six months leading up to the rebalance determination date: (i) the sum of the monthly median traded value divided by the month end security level free-float market capitalization is at least 10%; and (ii) the number of active trading days divided by the number of available trading days is at least 90%. The Index includes the securities of companies whose cumulative total market cap represents approximately the top 90% of the investible universe. The Index is constructed to provide a comprehensive and unbiased barometer for the large-capitalization segment of the U.S. equity market and is reconstituted semi-annually to ensure continued appropriate representation.

The Index is weighted by float-adjusted market capitalization at each semi-annual rebalance. The Index rebalance date is the last business day in April and October. As of September 30, 2017, a significant portion of the Index comprised companies in the technology and financial sectors, although this may change from time to time. As of September 30, 2017, the Index comprised 836 stocks.

The Index was created and is sponsored by State Street Global Advisors (the “Index Provider” or “SSGA”), an affiliate of the Fund and of SSGA FM, the Fund’s Adviser. The Index Provider establishes and maintains rules which are used to determine the composition of the Index and relative weightings of the securities in the Index.

5.	The section entitled “PRINCIPAL RISKS OF INVESTING IN THE FUND” for the SPDR Portfolio Large Cap ETF in the Prospectus and Summary Prospectus is updated to add the following principal risks:

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

6.	The second, third and fourth paragraphs within the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” for the SPDR Portfolio Small Cap ETF in the Prospectus and Summary Prospectus are replaced with the following:

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). Futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to measure the performance of the small-capitalization segment of the U.S. equity market. The investible universe of the Index comprises all equity securities listed on major U.S. exchanges issued by companies that are either incorporated or headquartered in the U.S. and meet the following criteria as of the Index rebalance determination date: (i) a share price of at least $1.00, but not greater than $10,000; (ii) issued by a company with a total market capitalization of at least $100 million; and (iii) a free float ratio of at least 25%. Additionally, securities included in the investible universe of the Index must meet the following minimum liquidity requirements during the six months leading up to the rebalance determination date: (i) the sum of the monthly median traded value divided by the month end security level free-float market capitalization is at least 10%; and (ii) the number of active trading days divided by the number of available trading days is at least 90%. The Index includes the securities of companies whose cumulative total market cap represents approximately the bottom 10% of the investible universe. The Index is constructed to provide a comprehensive and unbiased barometer for the small-capitalization segment of the U.S. equity market and is reconstituted semi-annually to ensure continued appropriate representation.

The Index is weighted by float-adjusted market capitalization at each semi-annual rebalance. The Index rebalance date is the last business day in April and October. As of September 30, 2017, a significant portion of the Index comprised companies in the technology, financial and industrial sectors, although this may change from time to time. As of September 30, 2017, the Index comprised 2,062 securities.

The Index was created and is sponsored by State Street Global Advisors (the “Index Provider” or “SSGA”), an affiliate of the Fund and of SSGA FM, the Fund’s Adviser. The Index Provider establishes and maintains rules which are used to determine the composition of the Index and relative weightings of the securities in the Index.

7.	The section entitled “PRINCIPAL RISKS OF INVESTING IN THE FUND” for the SPDR Portfolio Small Cap ETF in the Prospectus and Summary Prospectus is updated to remove Health Care Sector Risk as a principal risk and add the following principal risks:

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.